FENIMORE ASSET MANAGEMENT TRUST

                                FAM EQUITY-INCOME FUND


                     Supplement dated November 27, 1996 to the
                            Prospectus dated April 1, 1996


          1. The following information supplements certain information set forth on Page 10 of the attached Prospectus:

               The Board of Trustees of FAM Equity-Income Fund (the "Fund") has approved an amendment to the Fund's signature guarantee requirements. Accordingly, the minimum size of a redemption request requiring a signature guarantee has been increased from $10,000 to $25,000.

          2. The following information supplements certain information set forth on Page 6 of the attached Prospectus:

               The Board of Trustees of the Fund has approved a reduction in the amount of the initial minimum investment in the Fund for Individual Retirement Accounts from $10,000 to $2,000.

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                           FENIMORE ASSET MANAGEMENT TRUST

                                FAM EQUITY-INCOME FUND


                     Supplement dated November 27, 1996 to the
               Statement of Additional Information dated April 1, 1996


          The following information supplements certain information set forth on Page 7 of the attached Statement of Additional
          Information:

          1. The Board of Trustees of Fenimore Asset Management Trust recently elected Dr. Joseph J. Bulmer as a Trustee. Dr. Bulmer retired on June 30, 1996 as President of Hudson Valley Community College, Troy, New York. Dr. Bulmer, who is 66 years old and resides in Saratoga Springs, New York, had been affiliated with the College for approximately 17 years.
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                           FENIMORE ASSET MANAGEMENT TRUST

                                    FAM VALUE FUND


                     Supplement dated November 27, 1996 to the
                             Prospectus dated May 1, 1996


          The following information supplements certain information set forth on Page 12 of the attached Prospectus:

          1. The Board of Trustees of FAM Value Fund (the "Fund") has approved an amendment to the Fund's signature guarantee requirements. Accordingly, the minimum size of a redemption request requiring a signature guarantee has been increased from $10,000 to $25,000.

                           FENIMORE ASSET MANAGEMENT TRUST

                                    FAM VALUE FUND


                     Supplement dated November 27, 1996 to the
                Statement of Additional Information dated May 1, 1996


          The following information supplements certain information set forth on Page 7 of the attached Statement of Additional
          Information:

          1. The Board of Trustees of Fenimore Asset Management Trust recently elected Dr. Joseph J. Bulmer as a Trustee. Dr. Bulmer retired on September 30, 1996 as President of Hudson Valley Community College, Troy, New York. Dr. Bulmer, who is 66 years old and resides in Saratoga Springs, New York, had been affiliated with the College for approximately 17 years.